SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A
REGISTRATION STATEMENT
(NO. 33-53683)
UNDER THE SECURITIES ACT OF 1933
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Pre-Effective Amendment No.
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Post-Effective Amendment No. 89
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and
REGISTRATION STATEMENT
(NO. 811-07175)
UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 92
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Vanguard Tax-Managed Funds
(Exact Name of Registrant as Specified in Declaration of Trust)

P.O. Box 2600, Valley Forge, PA 19482
(Address of Principal Executive Office)
Registrant’s Telephone Number (610) 669-1000
John E. Schadl, Esquire
P.O. Box 876
Valley Forge, PA 19482
It is proposed that this filing will become effective (check appropriate box)
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immediately upon filing pursuant to paragraph (b)
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on September 6, 2024, pursuant to paragraph (b)
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60 days after filing pursuant to paragraph (a)(1)
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on (date) pursuant to paragraph (a)(1)
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75 days after filing pursuant to paragraph (a)(2)
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on (date) pursuant to paragraph (a)(2) of rule 485. If appropriate, check the following box:
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This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note

This Post-Effective Amendment No. 89 under the Securities Act of 1933, as amended (the “Securities Act”) (Amendment No. 92 under the Investment Company Act of 1940, as amended (the “1940 Act”)) to the registration statement on Form N-1A (the “Registration Statement”) of Vanguard Tax-Managed Funds (the “Trust”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act solely for the purpose of delaying, until September 6, 2024, the pending effective date of the Trust’s 88th Post- Effective Amendment. By way of further background:

•Post-Effective Amendment No. 88 was filed under Rule 485(b)(1)(iii) on July 11, 2024, for the sole purpose of delaying, until August 9, 2024, the pending effective date of the Trust’s 87th Post- Effective Amendment

•Post-Effective Amendment No. 87 was filed under Rule 485(b)(1)(iii) on June 13, 2024, for the sole purpose of delaying, until July 12, 2024, the pending effective date of the Trust’s 86th Post- Effective Amendment.

•Post-Effective Amendment No. 86 was filed under Rule 485(b)(1)(iii) on May 16, 2024, for the sole purpose of delaying, until June 14, 2024, the pending effective date of the Trust’s 84th Post- Effective Amendment.

•Post-Effective Amendment No. 84 was filed under Rule 485(b)(1)(iii) on April 18, 2024, for the sole purpose of delaying, until May 17, 2024, the pending effective date of the Trust’s 83rd Post- Effective Amendment.

•Post-Effective Amendment No. 83 was filed under Rule 485(b)(1)(iii) on March 21, 2024, for the sole purpose of delaying, until April 19, 2024, the pending effective date of the Trust’s 82nd Post- Effective Amendment.

•Post-Effective Amendment No. 82 was filed under Rule 485(b)(1)(iii) on February 22, 2024, for the sole purpose of delaying, until March 22, 2024, the pending effective date of the Trust’s 81st Post-Effective Amendment.

•Post-Effective Amendment No. 81 was filed under Rule 485(b)(1)(iii) on January 25, 2024, for the sole purpose of delaying, until February 23, 2024, the pending effective date of the Trust’s 80th Post-Effective Amendment.

•Post-Effective Amendment No. 80 was filed under Rule 485(b)(1)(iii) on December 28, 2023, for the sole purpose of delaying, until January 26, 2024, the pending effective date of the Trust’s 79th Post-Effective Amendment.

•Post-Effective Amendment No. 79 was filed under Rule 485(b)(1)(iii) on November 30, 2023, for the sole purpose of delaying, until December 29, 2023, the pending effective date of the Trust’s 78th Post-Effective Amendment.

•Post-Effective Amendment No. 78 was filed under Rule 485(b)(1)(iii) on November 2, 2023, for the sole purpose of delaying, until December 1, 2023, the pending effective date of the Trust’s 77th Post-Effective Amendment.

•Post-Effective Amendment No. 77 was filed under Rule 485(b)(1)(iii) on October 5, 2023, for the sole purpose of delaying, until November 3, 2023, the pending effective date of the Trust’s 76th Post-Effective Amendment.

•Post-Effective Amendment No. 76 was filed under Rule 485(a)(2) on July 21, 2023, to register shares of Vanguard 500 Index Fund, a new series of the Trust (the “Acquiring Fund”), in connection with a reorganization of a predecessor fund (Vanguard 500 Index Fund, a series of Vanguard Index Funds) with and into the Acquiring Fund. The Acquiring Fund is identical in management to the predecessor fund, and the investment objective, strategies, and policies remain unchanged. Post-Effective Amendment No. 76 originally requested that the Amendment become effective on October 6, 2023.

This Post-Effective Amendment No. 89 incorporates by reference the information contained in Parts A, B, and C of Post-Effective Amendment No. 76 to the Registrant’s Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant hereby certifies that it meets all requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the Town of Valley Forge and the Commonwealth of Pennsylvania, on the 8th day of August, 2024.

VANGUARD TAX-MANAGED FUNDS

BY: /s/ Salim Ramji*

Salim Ramji

Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

Signature	Title	Date
/s/ Salim Ramji*	Chief Executive Officer	August 8, 2024

Salim Ramji
/s/ Tara Bunch*	Trustee	August 8, 2024

Tara Bunch
/s/ Emerson U. Fullwood*	Trustee	August 8, 2024

Emerson U. Fullwood
/s/ F. Joseph Loughrey*	Trustee	August 8, 2024

F. Joseph Loughrey
/s/ Mark Loughridge*	Independent Chair	August 8, 2024

Mark Loughridge
/s/ Scott C. Malpass*	Trustee	August 8, 2024

Scott C. Malpass
/s/ Lubos Pastor*	Trustee	August 8, 2024

Lubos Pastor
/s/ André F. Perold*	Trustee	August 8, 2024

André F. Perold
/s/ Sarah Bloom Raskin*	Trustee	August 8, 2024

Sarah Bloom Raskin
/s/ Grant Reid*	Trustee	August 8, 2024

Grant Reid
/s/ David Thomas*	Trustee	August 8, 2024

David Thomas
/s/ Peter F. Volanakis*	Trustee	August 8, 2024

Peter F. Volanakis
Signature	Title	Date
/s/ Christine Buchanan*	Chief Financial Officer	August 8, 2024

Christine Buchanan

*By: /s/ John E. Schadl

John E. Schadl, pursuant to a Power of Attorney filed on July 25, 2024 (see File Number 33-48863), Incorporated by Reference.